Recent accounting pronouncements	12 Months Ended
Dec. 31, 2018
Recent accounting pronouncements
Recent accounting pronouncements

3. Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Group will adopt ASU 2016-02, on January 1, 2019 using by modified retrospective method and will not restate comparable periods. The Group will elect the package of practical expedients permitted under the transition guidance, which allow the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the short-term lease exemption for contracts with lease terms of 12 months or less. The Group has collected all of the lease agreements, and other contractual agreements, for possible embedded leases and performed the assessment for the initial adoption. Based on the assessment, the Group currently believes that the most significant change will be related to the recognition of right-of-use assets and lease liabilities of approximately RMB39million, respectively, on the Group’s consolidated balance sheet for certain in-scope operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU 2016‑13, “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”, which will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350), simplifying the test for goodwill impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group elected to adopt this guidance in the fourth quarter of 2018. The Group did not have any goodwill before 2018. The adoption did not have a material impact on the Group’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock Compensation (Topic 718), Scope of Modification Accounting”, which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, to a change to the terms or conditions of a share-based payment award. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption is permitted. The Group elected to early adopt this guidance from January 1, 2017.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815), I. Accounting for Certain Financial Instruments with Down Round Features. II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception”. This ASU affects all entities that issue financial instruments (for example, warrants or convertible instruments) that include down round features. Part I of this ASU relates to the recognition, measurement, and earnings per share of certain freestanding equity-classified financial instruments that include down round features affect entities that present earnings per share in accordance with the guidance in Topic 260, Earnings Per Share, while Part II does not have an accounting effect. The Part I is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The adoption did not have a material impact on the Group’s consolidated financial statements. Early adoption is permitted. The amendments in Part II of this update do not require any transition guidance because those amendments do not have an accounting effect. The Group is in the process of evaluating the impact of this accounting standard update on its consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, "Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting", which aligns the accounting for share-based payment awards issued to employees and non-employees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted, but no earlier than an entity's adoption date of ASC 606. The Group elected to early adopt ASU 2018-07 in the third quarter of 2018. The Group did not grant any shared-based awards to non-employees before 2018. The adoption did not have a material impact on the Group's consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement", which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.